Long-Term Debt, Annual Principal Payments (Details) - Nonrelated Party [Member] - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Annual Principal Payments [Abstract]
2027	$ 4,313,054
2028	4,313,054
2029	4,313,054
2030	3,742,714
2031 and thereafter	30,769,519
Total long-term debt	47,451,395
Less: unamortized debt discount	(1,719,324)
Less: current portion of long-term debt	(4,058,990)		$ (5,886,012)
Long-term debt, non-current	41,673,081		$ 65,711,659
Interest incurred on long-term debt	$ 500,000	$ 300,000
Long-Term Debt [Member]
Annual Principal Payments [Abstract]
Weighted average interest rate	1.64%